Income Taxes	6 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

18. Income Taxes

The Domestic and foreign Components of loss before taxes are:

	Six Months ended	Year ended
	December 31, 2022	2022 (As Restated)	2021
U.S. operations	$(3,285,900)	$(8,985,600)	$(3,764,500)
Non-U.S. operations	(787,200)	(2,296,100)	(290,500)
Total loss before taxes	$(4,073,100)	$(11,281,700)	$(4,055,000)

The provision for income taxes is comprised of:

	Six Months ended	Year ended
	December 31, 2022	2022 (As Restated)	2021
U.S. federal taxes:
Current	$-	$(99,200)	$-
Deferred	-	1,693,700	(1,152,500)
Non-U.S. taxes:
Current	-	-	-
Deferred	-	800,300	-
Total provision for income taxes	$-	$2,394,800	$(1,152,500)

Total provision for income taxes allocated to continuing operations for the six month ended December 31, 2022, and for the year ended June 30, 2022 (as restated) and 2021, respectively was $0, $2,390,800, and ($945,000), respectively.

Total provision for income taxes allocated to discontinued operations for the six month ended December 31, 2022, and for the year ended June 30, 2022 (as restated) and 2021, respectively was $0, $4,000, and ($207,500), respectively.

In accordance with ASC 740 “Accounting for Income Taxes” (“ASC 740”), the Company evaluated the deferred tax assets to determine if valuation allowances are required or should be adjusted. ASC 740 requires that companies assess whether valuation allowances should be established against their deferred tax assets based on consideration of all available evidence, both positive and negative, using a “more likely than not” standard of whether the deferred tax assets will be realized. As referenced in Note 1 above, as a result of the restated consolidated financial statements as of and for the year ended June 30, 2022, the Company recorded a full valuation allowance of $5,116,000 against the consolidated net deferred tax assets as the Company determined the net deferred tax assets which includes net operating loss carry-forwards and other tax credits, are more likely not to be realized and therefore the Company recorded a full valuation allowance. During the six months ended December 31, 2022, the Company recorded a full valuation allowance of $1,302,600 to the period change in the net deferred tax assets as the Company determined the net deferred tax assets which includes net operating loss carry-forwards and other tax credits, are more likely not to be realized and therefore the Company recorded a full valuation allowance. In the event that in the future the Company changes the determination as to the amount of deferred tax assets that can be realized, the Company will adjust the valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made.

The reconciliation of the provision for income taxes at the federal statutory rate of 21% to the actual income tax expense (benefit) for the applicable fiscal year is as follows:

	Six Months ended	Year ended
	December 31, 2022	2022 (As Restated)	2021
Computed “expected” income tax benefit	$(855,400)	$(2,369,200)	$(1,014,300)
Research and development credits	(49,600)	(99,200)	(93,900)
Incentive Stock Option Expense	36,600	64,300	59,500
PPP Loan Forgiveness	-	(91,100)	(111,700)
Valuation allowance	1,302,600	5,116,000	-
Aquila Biolabs GmbH operating loss	(245,700)	(717,100)	-
Return to provision, and other True-ups	(187,800)	-	-
Other, net	(700)	491,100	7,900
Income tax expense /(benefit)	$-	$2,394,800	$(1,152,500)

Income tax expense/(benefit) allocated to continuing operations for the six month ended December 31, 2022, and for the year ended June 30, 2022 (as restated) and 2021, respectively was $0, $2,390,800, and ($945,000), respectively.

Income tax expense/(benefit) allocated to discontinued operations for the six month ended December 31, 2022, and for the year ended June 30, 2022 (as restated) and 2021, respectively was $0, $4,000, and ($207,500), respectively.

The Company’s expected income tax expense (benefit) differs from its provision for income tax expense primarily due to the Company’s evaluation of its net deferred tax assets and the Company’s related assessment to record a full valuation allowance against those net deferred tax assets in applying the more-likely than not standard that is required under the applicable guidance under Generally Accepted Accounting Principles in the US.

Deferred tax assets and liabilities consist of the following:

	As of	As of June 30,
	December 31, 2022	2022 (As Restated)	2021
Deferred tax assets:
Amortization of intangible assets, including goodwill	$377,800	$326,600	$374,000
Research and development credits	416,900	367,400	164,600
Goodwill impairment	898,800	898,800	-
Capitalized research and development expenses	276,900	-	-
Various accruals	92,200	50,400	64,600
Stock options expense	1,047,600	710,500	383,200
Net operating loss	3,353,100	2,769,400	1,515,800
Other	57,600	52,900	24,900
Subtotal	$6,520,900	$5,176,000	$2,527,100

Deferred tax liability:
Depreciation of property	(102,300)	(60,000)	(37,200)

Less valuation allowance	(6,418,600)	(5,116,000)	-

Net deferred tax assets	$-	$-	$2,489,900

The Company has federal net operating loss (“NOL”) carryforwards of $7,571,300, $5,961,700 and $3,407,000 as of December 31, 2022, June 30, 2022 and 2021, respectively, with no expiration date, which are available to reduce future taxable income. The Company has foregin NOL carryforwards of $5,645,900, $4,858,700 and $2,562,600 as of December 31, 2022, June 30, 2022 and 2021, respectively, with no expiration date, which are available to reduce future taxable income. Under the 2017 Tax Cuts and Jobs Act (the “Tax Act”), federal carryforwards may be carried forward indefinitely. All of the Company’s NOL carryforwards were generated on or after December 31, 2017, the effective date for TCJA NOL’s.